Shareholder Report, Holdings (Details)	Aug. 31, 2025
Green California Tax-Free Income Fund - Investor Shares | California Educational Facilities Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Green California Tax-Free Income Fund - Investor Shares | San Jose Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Green California Tax-Free Income Fund - Investor Shares | San Diego Public Facilities Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Green California Tax-Free Income Fund - Investor Shares | City of Los Angeles CA Wastewater System Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Green California Tax-Free Income Fund - Investor Shares | Milpitas Unified School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Green California Tax-Free Income Fund - Investor Shares | William S Hart Union High School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | Foothill-De Anza Community College District [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Green California Tax-Free Income Fund - Investor Shares | San Mateo Foster City Public Financing Authority [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Green California Tax-Free Income Fund - Investor Shares | Santa Maria Joint Union High School District [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Green California Tax-Free Income Fund - Investor Shares | San Francisco Bay Area Rapid Transit District [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Green California Tax-Free Income Fund - Investor Shares | Long Term Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
Green California Tax-Free Income Fund - Investor Shares | VR Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/15/2028 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 05/18/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
U.S. Government Securities Fund - Investor Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
U.S. Government Securities Fund - Investor Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
U.S. Government Securities Fund - Investor Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
U.S. Government Securities Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/15/2028 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 04/30/2032 [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 11/15/2054 [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 09/30/2029 [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 05/18/2041 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 03/31/2027 [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 10/31/2030 [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
U.S. Government Securities Fund - K Shares | United States Treasury Note/Bond, 02/15/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
U.S. Government Securities Fund - K Shares | GNMA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
U.S. Government Securities Fund - K Shares | US Treasury Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
U.S. Government Securities Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/02/25 [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/04/25 [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/20/25 [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/21/25 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/28/25 [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 09/09/25 [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 10/16/25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 12/11/25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
The United States Treasury Trust - Investor Shares | United States Treasury Bill, 11/04/25 [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
The United States Treasury Trust - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
S&P 500 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
S&P 500 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
S&P 500 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
S&P 500 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
S&P 500 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
S&P 500 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - Investor Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
S&P 500 Index Fund - Investor Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - Investor Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P 500 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
S&P 500 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
S&P 500 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
S&P 500 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
S&P 500 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
S&P 500 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
S&P 500 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
S&P 500 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P 500 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
S&P 500 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
S&P 500 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
S&P 500 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
S&P 500 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
S&P 500 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
S&P 500 Index Fund - K Shares | Alphabet - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
S&P 500 Index Fund - K Shares | Alphabet Inc - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P 500 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - K Shares | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
S&P 500 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P 500 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
S&P 500 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
S&P 500 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
S&P 500 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
S&P 500 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
S&P 500 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
S&P 500 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
S&P 500 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%
S&P 500 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
S&P MidCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P MidCap Index Fund - Investor Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | Interactive Brokers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - Investor Shares | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | Pure Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - Investor Shares | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - Investor Shares | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P MidCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
S&P MidCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
S&P MidCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
S&P MidCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
S&P MidCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P MidCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
S&P MidCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
S&P MidCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
S&P MidCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
S&P MidCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P MidCap Index Fund - K Shares | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | Interactive Brokers Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
S&P MidCap Index Fund - K Shares | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | Pure Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P MidCap Index Fund - K Shares | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P MidCap Index Fund - K Shares | Casey's General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P MidCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
S&P MidCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
S&P MidCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
S&P MidCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
S&P MidCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
S&P MidCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
S&P MidCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
S&P MidCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
S&P MidCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
S&P MidCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Shelton Equity Income Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Shelton Equity Income Fund - Investor Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - Investor Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Shelton Equity Income Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
Shelton Equity Income Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Shelton Equity Income Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Shelton Equity Income Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Shelton Equity Income Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Shelton Equity Income Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Shelton Equity Income Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton Equity Income Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Shelton Equity Income Fund - K Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Shelton Equity Income Fund - K Shares | The Walt Disney Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Shelton Equity Income Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Shelton Equity Income Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Shelton Equity Income Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
Shelton Equity Income Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Shelton Equity Income Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Shelton Equity Income Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Income Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%
Shelton Equity Income Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Shelton Equity Income Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Shelton Equity Income Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
S&P SmallCap Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P SmallCap Index Fund - Investor Shares | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - Investor Shares | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - Investor Shares | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - Investor Shares | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
S&P SmallCap Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
S&P SmallCap Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
S&P SmallCap Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
S&P SmallCap Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
S&P SmallCap Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
S&P SmallCap Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
S&P SmallCap Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
S&P SmallCap Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
S&P SmallCap Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
S&P SmallCap Index Fund - K Shares | Kratos Defense & Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - K Shares | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
S&P SmallCap Index Fund - K Shares | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
S&P SmallCap Index Fund - K Shares | Federal Signal Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
S&P SmallCap Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
S&P SmallCap Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
S&P SmallCap Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
S&P SmallCap Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
S&P SmallCap Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
S&P SmallCap Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
S&P SmallCap Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
S&P SmallCap Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
S&P SmallCap Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
S&P SmallCap Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Nasdaq-100 Index Fund - Investor Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Nasdaq-100 Index Fund - Investor Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Nasdaq-100 Index Fund - Investor Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - Investor Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Nasdaq-100 Index Fund - Investor Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Nasdaq-100 Index Fund - Investor Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Nasdaq-100 Index Fund - Investor Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - Investor Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Nasdaq-100 Index Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Nasdaq-100 Index Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Nasdaq-100 Index Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - K Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Nasdaq-100 Index Fund - K Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Nasdaq-100 Index Fund - K Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - K Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Nasdaq-100 Index Fund - K Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Nasdaq-100 Index Fund - K Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Nasdaq-100 Index Fund - K Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - K Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - K Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - K Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - K Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Nasdaq-100 Index Fund - K Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Nasdaq-100 Index Fund - K Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Nasdaq-100 Index Fund - K Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Nasdaq-100 Index Fund - K Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - K Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - K Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - K Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Institutional Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Nasdaq-100 Index Fund - Institutional Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Nasdaq-100 Index Fund - Institutional Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Nasdaq-100 Index Fund - Institutional Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Nasdaq-100 Index Fund - Institutional Shares | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Nasdaq-100 Index Fund - Institutional Shares | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Nasdaq-100 Index Fund - Institutional Shares | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Nasdaq-100 Index Fund - Institutional Shares | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Nasdaq-100 Index Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Nasdaq-100 Index Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Nasdaq-100 Index Fund - Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Nasdaq-100 Index Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Nasdaq-100 Index Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Nasdaq-100 Index Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Nasdaq-100 Index Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Nasdaq-100 Index Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Nasdaq-100 Index Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Shelton Sustainable Equity Fund - Investor Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Sustainable Equity Fund - Investor Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Investor Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Investor Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Investor Shares | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Investor Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Investor Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Investor Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Sustainable Equity Fund - Investor Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Shelton Sustainable Equity Fund - Investor Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton Sustainable Equity Fund - Investor Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Shelton Sustainable Equity Fund - Investor Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton Sustainable Equity Fund - Investor Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Investor Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Shelton Sustainable Equity Fund - Investor Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Investor Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Shelton Sustainable Equity Fund - Institutional Shares | Ormat Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Shelton Sustainable Equity Fund - Institutional Shares | Gaztransport Et Technigaz SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Shelton Sustainable Equity Fund - Institutional Shares | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Sustainable Equity Fund - Institutional Shares | Deere & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Shelton Sustainable Equity Fund - Institutional Shares | First Solar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Institutional Shares | Aramark [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Sustainable Equity Fund - Institutional Shares | HA Sustainable Infrastructure Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Shelton Sustainable Equity Fund - Institutional Shares | US Treasury Bills [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Sustainable Equity Fund - Institutional Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Shelton Sustainable Equity Fund - Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Shelton Sustainable Equity Fund - Institutional Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Shelton Sustainable Equity Fund - Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Shelton Sustainable Equity Fund - Institutional Shares | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Sustainable Equity Fund - Institutional Shares | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
Shelton Sustainable Equity Fund - Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Sustainable Equity Fund - Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%